Summary of Significant Accounting Policies - Schedule of fair value of financial instruments that were measured at fair value on a recurring basis (Detail) - Fair Value, Recurring [Member] - ColdQuanta, Inc. dba Infleqtion [Member] - USD ($)
$ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	$ 57,632	$ 42,740
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure	1,828	0
Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	57,632	42,740
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	0	0
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	0	0
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure	1,828	0
Money Market Funds [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	6,157	42,740
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	6,157	42,740
Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	0	0
Money Market Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	0	0
Available-for-sale securities [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	51,475	0
Available-for-sale securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	51,475	0
Available-for-sale securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	0	0
Available-for-sale securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	0	0
Contingent Obligation [Member]
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure	1,828	0
Contingent Obligation [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure	0	0
Contingent Obligation [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure	0	0
Contingent Obligation [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure	$ 1,828	$ 0